Shareholder Report, Holdings (Details)	Jun. 30, 2025
Variable Portfolio – U.S. Flexible Conservative Growth Fund - Class 1 | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Variable Portfolio – U.S. Flexible Conservative Growth Fund - Class 1 | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Variable Portfolio – U.S. Flexible Conservative Growth Fund - Class 1 | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Variable Portfolio – U.S. Flexible Conservative Growth Fund - Class 1 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.80%
Variable Portfolio – U.S. Flexible Conservative Growth Fund - Class 1 | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Variable Portfolio – U.S. Flexible Conservative Growth Fund - Class 1 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Variable Portfolio – U.S. Flexible Conservative Growth Fund - Class 1 | Residential Mortgage-Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Variable Portfolio – U.S. Flexible Conservative Growth Fund - Class 1 | Exchange-Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Variable Portfolio – U.S. Flexible Conservative Growth Fund - Class 1 | Exchange-Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Variable Portfolio – U.S. Flexible Conservative Growth Fund - Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Variable Portfolio – U.S. Flexible Conservative Growth Fund - Class 2 | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Variable Portfolio – U.S. Flexible Conservative Growth Fund - Class 2 | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Variable Portfolio – U.S. Flexible Conservative Growth Fund - Class 2 | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Variable Portfolio – U.S. Flexible Conservative Growth Fund - Class 2 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.80%
Variable Portfolio – U.S. Flexible Conservative Growth Fund - Class 2 | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Variable Portfolio – U.S. Flexible Conservative Growth Fund - Class 2 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Variable Portfolio – U.S. Flexible Conservative Growth Fund - Class 2 | Residential Mortgage-Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Variable Portfolio – U.S. Flexible Conservative Growth Fund - Class 2 | Exchange-Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Variable Portfolio – U.S. Flexible Conservative Growth Fund - Class 2 | Exchange-Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Variable Portfolio – U.S. Flexible Conservative Growth Fund - Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%